TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses,

Summary Prospectuses and Statement of Additional Information

Transamerica High Yield Muni

Transamerica Intermediate Muni

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Transamerica High Yield Muni

Effective November 9, 2021, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica High Yield Muni under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Belle Haven Investments, L.P.
Portfolio Managers:
Max Christiana	Portfolio Manager	since 2021
Matthew Dalton	Portfolio Manager	since 2013

Effective November 9, 2021, the following replaces the information in the Prospectuses for the section entitled “Shareholder Information – Portfolio Manager(s)” under the heading “Transamerica High Yield Muni”:

Name	Sub-Adviser	Positions Over Past Five Years
Max Christiana	Belle Haven Investments, L.P.	Portfolio Manager of the fund since 2021; joined Belle Haven Investments, L.P. in 2016; Portfolio Manager since 2020; Prior Vice President of Trading

Matthew Dalton	Belle Haven Investments, L.P.	Portfolio Manager of the fund since 2013; joined Belle Haven Investments, L.P. in 1996; Chief Executive Officer since 2002

Effective November 9, 2021, the following replaces the information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Belle Haven Investments, L.P. (“Belle Haven”)”:

Transamerica High Yield Muni

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Max Christiana*	0	$0	1	$18.4 million	14,086	$10.95 billion
Matthew Dalton	0	$0	1	$18.4 million	14,086	$10.95 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Max Christiana*	0	$0	0	$0	0	$0
Matthew Dalton	0	$0	0	$0	0	$0

*	As of October 1, 2021

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Transamerica Intermediate Muni

Effective November 9, 2021, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Intermediate Muni under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Belle Haven Investments, L.P.
Portfolio Managers:
Max Christiana	Portfolio Manager	since 2021
Matthew Dalton	Portfolio Manager	since 2012
Cara Grealy	Portfolio Manager	since 2021

Effective November 9, 2021, the following replaces the information in the Prospectuses for the section entitled “Shareholder Information – Portfolio Manager(s)” under the heading “Transamerica Intermediate Muni”:

Name	Sub-Adviser	Positions Over Past Five Years
Max Christiana	Belle Haven Investments, L.P.	Portfolio Manager of the fund since 2021; joined Belle Haven Investments, L.P. in 2016; Portfolio Manager since 2020; Prior Vice President of Trading

Matthew Dalton	Belle Haven Investments, L.P.	Portfolio Manager of the fund since 2012; joined Belle Haven Investments, L.P. in 1996; Chief Executive Officer since 2002

Cara Grealy	Belle Haven Investments, L.P.	Portfolio Manager of the fund since 2021; joined Belle Haven Investments, L.P. in 2011; Portfolio Manager since 2015; Partner since 2017

Effective November 9, 2021, the following replaces the information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Belle Haven Investments, L.P. (“Belle Haven”)”:

Transamerica Intermediate Muni

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Max Christiana*	0	$0	1	$18.4 million	14,086	$10.95 billion
Matthew Dalton	0	$0	1	$18.4 million	14,086	$10.95 billion
Cara Grealy*	0	$0	1	$18.4 million	14,086	$10.95 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Max Christiana*	0	$0	0	$0	0	$0
Matthew Dalton	0	$0	0	$0	0	$0
Cara Grealy*	0	$0	0	$0	0	$0

*	As of October 1, 2021

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Investors Should Retain this Supplement for Future Reference

November 9, 2021